Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VI
Entity Central Index Key	0000863032
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000006615 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class A
Trading Symbol	MWEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Global Equity Fund (fund) provided a total return of 23.42%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.42%	7.28%	7.66%
A with initial sales charge (5.75%)	16.32%	6.02%	7.02%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,447,391,953
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 19,644,283	[1]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.16% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.16% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006617 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class B
Trading Symbol	MWEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$211	1.90%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Global Equity Fund (fund) provided a total return of 22.50%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	22.50%	6.48%	6.85%
B with CDSC (declining over six years from 4% to 0%)×	18.50%	6.17%	6.85%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,447,391,953
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 19,644,283	[2]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006618 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class C
Trading Symbol	MWECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$213	1.91%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Global Equity Fund (fund) provided a total return of 22.53%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.53%	6.48%	6.85%
C with CDSC (1% for 12 months)×	21.53%	6.48%	6.85%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,447,391,953
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 19,644,283	[3]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006619 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class I
Trading Symbol	MWEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Global Equity Fund (fund) provided a total return of 23.76%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	23.76%	7.55%	7.92%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,447,391,953
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 19,644,283	[4]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006621 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R1
Trading Symbol	MWEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$212	1.91%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Global Equity Fund (fund) provided a total return of 22.50%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.50%	6.48%	6.85%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,447,391,953
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 19,644,283	[5]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.91% annually of the class’s average daily net assets.  This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.91% annually of the class’s average daily net assets.  This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006623 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R2
Trading Symbol	MEQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$157	1.41%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Global Equity Fund (fund) provided a total return of 23.11%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	23.11%	7.01%	7.39%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,447,391,953
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 19,644,283	[6]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.41% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.41% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006624 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R3
Trading Symbol	MWEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Global Equity Fund (fund) provided a total return of 23.44%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	23.44%	7.28%	7.65%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,447,391,953
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 19,644,283	[7]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.16% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.16% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006616 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R4
Trading Symbol	MWELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Global Equity Fund (fund) provided a total return of 23.75%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	23.75%	7.55%	7.92%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,447,391,953
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 19,644,283	[8]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.91% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000111485 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R6
Trading Symbol	MWEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.82%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Global Equity Fund (fund) provided a total return of 23.87%, at net asset value. This compares with a return of 33.68% for the fund’s benchmark, the MSCI World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy sector contributed to relative returns.
    Security selection within the health care sector also benefited relative performance. During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns. Additionally, stock selection and an overweight position in the consumer staples sector detracted from relative performance.
    Stock selection within both the communication services and consumer discretionary sectors also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	23.87%	7.65%	8.02%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%	9.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,447,391,953
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 19,644,283	[9]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,447,391,953	Total Management Fee ($)#:	19,644,283
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%
Issuer country weightings
United States	54.5%
France	10.9%
United Kingdom	8.9%
Switzerland	7.6%
Spain	3.4%
Germany	3.2%
Canada	3.0%
Japan	2.5%
Netherlands	2.2%
Other Countries	3.8%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.0%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Comcast Corp., "A"	2.2%
Microsoft Corp.	2.1%
Roche Holding AG	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.82% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.82% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until February 28, 2026.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006625 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class A
Trading Symbol	MFWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Global Total Return Fund (fund) provided a total return of 19.45%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	19.45%	5.10%)	4.98%
A with initial sales charge (5.75%)	12.58%	3.86%)	4.36%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,309,386,789
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 10,008,625	[10]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006627 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class B
Trading Symbol	MFWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$200	1.83%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Global Total Return Fund (fund) provided a total return of 18.64%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	18.64%	4.32%)	4.20%
B with CDSC (declining over six years from 4% to 0%)×	14.64%	3.99%)	4.20%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,309,386,789
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 10,008,625	[11]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006628 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class C
Trading Symbol	MFWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$200	1.83%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Global Total Return Fund (fund) provided a total return of 18.60%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	18.60%	4.32%)	4.20%
C with CDSC (1% for 12 months)×	17.60%	4.32%)	4.20%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,309,386,789
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 10,008,625	[12]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006629 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class I
Trading Symbol	MFWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Global Total Return Fund (fund) provided a total return of 19.84%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	19.84%	5.37%)	5.25%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,309,386,789
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 10,008,625	[13]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006631 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Total Return Fund
Class Name	Class R1
Trading Symbol	MFWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$201	1.84%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Global Total Return Fund (fund) provided a total return of 18.59%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	18.59%	4.32%)	4.20%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,309,386,789
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 10,008,625	[14]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006633 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R2
Trading Symbol	MGBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$147	1.34%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Global Total Return Fund (fund) provided a total return of 19.21%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	19.21%	4.85%)	4.72%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,309,386,789
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 10,008,625	[15]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006634 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R3
Trading Symbol	MFWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Global Total Return Fund (fund) provided a total return of 19.46%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	19.46%	5.11%)	4.99%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,309,386,789
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 10,008,625	[16]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006626 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R4
Trading Symbol	MFWJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Global Total Return Fund (fund) provided a total return of 19.78%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	19.78%	5.36%)	5.25%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,309,386,789
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 10,008,625	[17]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000111486 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R6
Trading Symbol	MFWLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Global Total Return Fund (fund) provided a total return of 19.94%, at net asset value. This compares with returns of 33.68% and 9.54% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 23.56%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an overweight position in the financials sector contributed to performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the industrials sector also supported relative results.
    Within the fixed income portion of the fund, yield curve positioning within both the US and Eurozone contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund's overweight allocation and favorable bond selection in both the financial and industrials sectors, particularly in "BBB" -rated securities, further benefited relative results. An underweight position in the treasury sector also strengthened relative returns.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector detracted from performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, active FX exposures weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	19.94%	5.46%)	5.34%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	33.68%	12.03%)	9.78%
Bloomberg Global Aggregate Index ∆	9.54%	(1.64)%	0.23%
MFS Global Total Return Blended Index ∆	23.56%	6.61%)	6.08%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,309,386,789
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 10,008,625	[18]
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,309,386,789	Total Management Fee ($)#:	10,008,625
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	63
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	60.6%
Fixed Income	38.0%
Money Market Funds	1.4%
Equity sectors
Financials	14.8%
Industrials	8.2%
Consumer Staples	7.4%
Health Care	7.3%
Information Technology	5.2%
Energy	4.7%
Communication Services	3.7%
Consumer Discretionary	3.3%
Utilities	3.0%
Materials	2.7%
Real Estate	0.3%
Issuer country weightings
United States	51.3%
Japan	7.1%
United Kingdom	6.8%
France	5.4%
China	3.3%
Switzerland	3.3%
Canada	3.2%
Italy	2.9%
South Korea	2.6%
Other Countries	14.1%
Composition including fixed income credit quality
AAA	5.7%
AA	3.0%
A	10.3%
BBB	10.5%
U.S. Government	1.6%
Federal Agencies	4.7%
Not Rated	2.2%
Non-Fixed Income	60.6%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006635 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class A
Trading Symbol	MMUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Utilities Fund (fund) provided a total return of 28.99%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	28.99%	7.10%	6.46%
A with initial sales charge (5.75%)	21.57%	5.84%	5.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,690,986,581
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,041,523	[19]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%

C000006637 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class B
Trading Symbol	MMUBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$200	1.75%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Utilities Fund (fund) provided a total return of 28.05%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	28.05%	6.30%	5.67%
B with CDSC (declining over six years from 4% to 0%)×	24.05%	5.99%	5.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,690,986,581
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,041,523	[20]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%

C000006638 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class C
Trading Symbol	MMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$200	1.75%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Utilities Fund (fund) provided a total return of 28.06%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	28.06%	6.30%	5.67%
C with CDSC (1% for 12 months)×	27.06%	6.30%	5.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,690,986,581
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,041,523	[21]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%

C000006639 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class I
Trading Symbol	MMUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Utilities Fund (fund) provided a total return of 29.35%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	29.35%	7.37%	6.73%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,690,986,581
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,041,523	[22]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%

C000006641 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R1
Trading Symbol	MMUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$200	1.75%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Utilities Fund (fund) provided a total return of 28.05%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	28.05%	6.30%	5.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,690,986,581
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,041,523	[23]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%

C000006643 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R2
Trading Symbol	MURRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$143	1.25%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Utilities Fund (fund) provided a total return of 28.71%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	28.71%	6.83%	6.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,690,986,581
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,041,523	[24]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%

C000006644 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R3
Trading Symbol	MMUHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Utilities Fund (fund) provided a total return of 29.01%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	29.01%	7.10%	6.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,690,986,581
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,041,523	[25]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%

C000006636 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R4
Trading Symbol	MMUJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Utilities Fund (fund) provided a total return of 29.31%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	29.31%	7.37%	6.73%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,690,986,581
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,041,523	[26]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%

C000070410 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R6
Trading Symbol	MMUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.66%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Utilities Fund (fund) provided a total return of 29.51%, at net asset value. This compares with a return of 38.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 38.59%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund's underweight position in the water utilities industry contributed to relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry detracted from relative performance.
    Stock selection and, to a lesser extent, an overweight position in the energy - renewables industry weakened relative performance. Additionally, the fund’s allocation to the wireless communications industry, for which the benchmark has no exposure, further dampened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	29.51%	7.47%	6.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	38.02%	15.27%	13.00%
Standard & Poor's 500 Utilities Index ∆	38.59%	7.93%	9.45%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,690,986,581
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,041,523	[27]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	2,690,986,581	Total Management Fee ($)#:	15,041,523
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	6
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%
Top five industries
Utilities - Electric Power	86.4%
Telecommunications - Wireless	5.9%
Energy - Renewables	3.1%
Natural Gas - Distribution	2.6%
Utilities - Water	1.5%
Issuer country weightings
United States	80.2%
United Kingdom	4.8%
Portugal	3.5%
Germany	3.5%
Spain	2.3%
Italy	2.3%
Canada	0.9%
Denmark	0.7%
Greece	0.5%
Other Countries	1.3%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	12.8%
PG&E Corp.	7.0%
Constellation Energy	6.9%
DTE Energy Co.	4.7%
Sempra Energy	4.6%
Dominion Energy, Inc.	4.4%
Xcel Energy, Inc.	4.2%
Southern Co.	4.2%
Ameren Corp.	4.2%
Edison International	4.1%

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